Financial liabilities - Disclosure of Impact on Debt of Signing a Deal that will Generate PIK Early Payment (Details) € in Thousands	Dec. 31, 2022 EUR (€)
No Deal before Aug 2023
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt amount	€ (35,754)
Fair value P&L impact	(8,210)
Global impact	0
Deal before Aug 2023
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt amount	(36,073)
Fair value P&L impact	(8,529)
Global impact	€ (319)